Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation. The Consolidated Financial Statements of Howmet Aerospace Inc. (formerly known as Arconic Inc.) and subsidiaries (“Howmet” or the “Company” or “we” or “our”) are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make certain judgments, estimates, and assumptions. These estimates are based on historical experience and, in some cases, assumptions based on current and future market expectations, including considerations relating to changes in the aerospace industry. The impact of these changes, including the macroeconomic considerations, remains highly uncertain. Management has made its best estimates using all relevant information available at the time, but it is possible that our estimates will differ from our actual results and affect the Consolidated Financial Statements in future periods and potentially require adverse adjustments to the recoverability of goodwill, intangible and long-lived assets, the realizability of deferred tax assets, and other judgments and estimations and assumptions. These may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. They also may affect the reported amounts of sales and expenses during the reporting period. Actual results could differ from those estimates upon subsequent resolution of identified matters. Certain amounts in previously issued financial statements were reclassified to conform to the current period presentation.
The timing, extent, application, and level of tariffs by various governments and our ability to recover tariffs are subject to changes and uncertainties in all segments. While the tariff situation remains fluid, we expect to pass along the costs associated with tariffs to our customers in the form of a cost pass through mechanism. There may be a delay between an increase in our costs and our ability to recover the higher costs that could impact our margins.
The Company derived approximately 70%, 68%, and 64% of its revenue from products sold to the commercial and defense aerospace markets for the years ended December 31, 2025, 2024, and 2023, respectively. The timing and level of future aircraft builds by original equipment manufacturers are subject to changes and uncertainties, which may cause our future results to differ from prior periods due to changes in product mix in certain segments.

Principles of Consolidation
Principles of Consolidation. The Consolidated Financial Statements include the accounts of Howmet Aerospace Inc. and companies in which Howmet Aerospace Inc. has a controlling interest. Intercompany transactions have been eliminated. Investments in affiliates in which Howmet Aerospace Inc. cannot exercise significant influence that do not have readily determinable fair values are accounted for at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Management also evaluates whether a Howmet Aerospace Inc. entity or interest is a variable interest entity and whether Howmet Aerospace Inc. is the primary beneficiary. Consolidation is required if both of these criteria are met. Howmet Aerospace Inc. does not have any variable interest entities requiring consolidation.

Cash Equivalents	Cash Equivalents. Cash equivalents are highly liquid investments purchased with an original maturity of three months or less.
Inventory Valuation
Inventory Valuation. Inventories are carried at the lower of cost or net realizable value with the cost of inventories determined under a combination of the first-in, first-out (“FIFO”), last-in, first-out (“LIFO”) and average-cost methods. LIFO is used for inventory valuation for certain of the U.S. locations in the Engine Products, Engineered Structures, and Forged Wheels segments. See Note M for further details.

Properties, Plants, and Equipment
Properties, Plants, and Equipment. Properties, plants, and equipment are recorded at cost. Depreciation is recorded principally on the straight-line method at rates based on the estimated useful lives of the assets.
The following table details the weighted-average useful lives of structures and machinery and equipment by reporting segment (numbers in years):

	Structures	Machinery and equipment
Engine Products	29	16
Fastening Systems	27	17
Engineered Structures	29	20
Forged Wheels	27	18
Gains or losses from the sale of asset groups or properties are generally recorded in Restructuring and other charges while the sale of individual assets are recorded in Other expense, net (see policy below for assets classified as discontinued operations and held for sale). Repairs and maintenance are charged to expense as incurred. Interest related to the construction of qualifying assets is capitalized as part of the construction costs.
Properties, plants, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (asset group) may not be recoverable. Recoverability of assets is determined by comparing the estimated undiscounted net cash flows of the operations related to the assets (asset group) to their carrying amount.
An impairment loss would be recognized when the carrying amount of the assets (asset group) exceeds the estimated undiscounted net cash flows. The amount of the impairment loss to be recorded is measured as the excess of the carrying value of the assets (asset group) over their fair value, with fair value determined using the best information available, which generally is a discounted cash flow (“DCF”) model. The determination of what constitutes an asset group, the associated estimated undiscounted net cash flows, and the estimated useful lives of the assets also require significant judgments. See Note N for further details.

Goodwill
Goodwill. Goodwill is not amortized; instead, it is reviewed for impairment annually (in the fourth quarter) or more frequently if indicators of impairment exist or if a decision is made to sell or realign a business. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include deterioration in general economic conditions, negative developments in equity and credit markets, adverse changes in the markets in which an entity operates, increases in input costs that have a negative effect on earnings and cash flows, or a trend of negative or declining cash flows over multiple periods, among others. The fair value that could be realized in an actual transaction may differ from that used to evaluate the impairment of goodwill.
Goodwill is allocated among and evaluated for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment. Howmet has four reporting units composed of the Engine Products, Fastening Systems, Engineered Structures, and Forged Wheels segments.
Howmet determines annually, based on facts and circumstances, which of its reporting units will be subject to a qualitative assessment. Under the qualitative assessment, various events and circumstances (similar to the impairment indicators above) that would affect the estimated fair value of a reporting unit are identified to determine if a quantitative assessment should be performed. Management also considers the most recent forecasted cash flows and discount rates in determining if the prior fair value measurement estimate may be reduced to a level that would indicate impairment is more likely than not and compares the weighted average cost of capital (“WACC”) between the current and prior years for each reporting unit. If management concludes it is more likely than not (greater than 50%) that the estimated fair value of a reporting unit is less than its carrying amount, we will proceed directly to the quantitative impairment test. Howmet will periodically refresh a reporting unit’s fair value measurement and this is based on a number of factors, including how much fair value exceeded carrying value in the most recent quantitative assessment and the reporting unit’s recent performance. Our policy is that a quantitative impairment test be performed for each reporting unit at least once during every three-year period. For those reporting units where a qualitative assessment is either not performed or for which the conclusion is that an impairment is more likely than not, a quantitative impairment test will be performed.

Other Intangible Assets
Other Intangible Assets. Intangible assets with indefinite useful lives are not amortized while intangible assets with finite useful lives are amortized generally on a straight-line basis over the periods benefited.
The following table details the weighted-average useful lives of software and other intangible assets by reporting segment (numbers in years):

	Software	Other intangible assets
Engine Products	6	33
Fastening Systems	6	23
Engineered Structures	3	19
Forged Wheels	4	25

Leases
Leases. The Company determines whether a contract contains a lease at inception. The Company leases land and buildings, plant equipment, vehicles, and computer equipment which have been classified as operating leases. Certain real estate leases include one or more options to renew; the exercise of lease renewal options is at the Company’s discretion. The Company includes renewal option periods in the lease term when it is determined that the options are reasonably certain to be exercised. Certain of Howmet’s real estate lease agreements include rental payments that either have fixed contractual increases over time or adjust periodically for inflation. Certain of the Company’s lease agreements include variable lease payments. The variable portion of payments is not included in the initial measurement of the right-of-use asset or lease liability due to the uncertainty of the payment amount and is recorded as lease cost in the period incurred. The Company also rents or subleases certain real estate to third parties, which is not material to the consolidated financial statements.
Operating lease right-of-use assets and lease liabilities with an initial term greater than 12 months are recorded on the balance sheet at the present value of the future minimum lease payments over the lease term at the lease commencement date and are recognized as lease expense on a straight-line basis over the lease term. The Company uses an incremental collateralized borrowing rate based on the information available at the lease commencement date in determining the present value of future payments, as most of its leases do not provide an implicit rate. The operating lease right-of-use assets also include any lease prepayments made and are reduced by lease incentives and accrued exit costs.

Environmental Matters
Environmental Matters. Expenditures for current operations are expensed or capitalized, as appropriate. Expenditures relating to existing conditions caused by past operations, which will not contribute to future sales, are expensed. Liabilities are recorded when remediation costs are probable and can be reasonably estimated. The liability may include costs such as site investigations, consultant fees, feasibility studies, outside contractors, and monitoring expenses. Estimates are generally not discounted or reduced by potential claims for recovery. Claims for recovery are recognized when probable and as agreements are reached with third parties. The estimates also include costs related to other potentially responsible parties to the extent that Howmet has reason to believe such parties will not fully pay their proportionate share. The liability is continuously reviewed and adjusted to reflect current remediation progress, prospective estimates of required activity, and other factors that may be relevant, including changes in technology or regulations.

Litigation and Contingent Liabilities
Litigation and Contingent Liabilities. From time to time, we are involved in various lawsuits, claims, investigations, and proceedings. These matters may include speculative claims for substantial or indeterminate amounts of damages. Management determines the likelihood of an unfavorable outcome based on many factors, such as the nature of the matter, available defenses and case strategy, progress of the matter, views and opinions of legal counsel and other advisors, applicability and success of appeals processes, and the outcome of similar historical matters, among others. If an unfavorable outcome is deemed probable and the amount of the potential loss can be estimated, the most reasonable loss estimate is recorded. If an unfavorable outcome of a matter is deemed probable but the loss is not reasonably estimable, or if an unfavorable outcome is deemed reasonably possible, then the matter is disclosed but no liability is recorded. Legal matters are reviewed on a continuous basis to determine if there has been a change in management’s judgment regarding the likelihood of an unfavorable outcome or the estimate of a potential loss.

Revenue Recognition
Revenue Recognition. The Company's contracts with customers are comprised of acknowledged purchase orders incorporating the Company’s standard terms and conditions, or for larger customers, may also generally include terms under negotiated multi-year agreements. These contracts with customers typically consist of the manufacturing of products which represent single performance obligations that are satisfied upon transfer of control of the product to the customer. The Company produces fastening systems; seamless rolled rings; investment castings, including airfoils; extruded, machined and formed aircraft parts; and forged aluminum commercial vehicle wheels. Transfer of control is assessed based on alternative use of the products we produce and our enforceable right to payment for performance to date under the contract terms. Transfer of control and revenue recognition generally occur upon shipment or delivery of the product, which is when title, ownership and risk of loss pass to the customer and is based on the applicable shipping terms. The shipping terms vary across all businesses and depend on the product, the country of origin, and the type of transportation (truck, train, or vessel). An invoice for payment is issued at the time of shipment. Our segments set commercial terms on which Howmet sells products to its customers. These terms are influenced by industry custom, market conditions, product line (specialty versus commodity products), and other considerations.
In certain circumstances, Howmet receives payments from its customers, primarily in the gas turbines and commercial aerospace markets, for product to be delivered in future periods, over a specified contract period, which is expected to be within one and five years and for funding future growth in volumes. This deferred revenue is recorded on the Consolidated Balance Sheet until the product is delivered and title and risk of loss have passed to the customer in accordance with the terms of the contract. Total deferred revenue was $253 ($147 in Deferred revenue and $106 in Other noncurrent liabilities) and $60 in deferred revenue as of December 31, 2025 and 2024, respectively.

Income Taxes
Income Taxes. The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of Howmet’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.
Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not (greater than 50%) that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and Howmet’s experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance. Existing valuation allowances are re-examined under the same standards of positive and negative evidence. If it is determined that it is more likely than not that a deferred tax asset will be realized, the appropriate amount of the valuation allowance, if any, is released. Deferred tax assets and liabilities are also remeasured to reflect changes in underlying tax rates due to law changes and the granting and lapse of tax holidays.
It is Howmet’s policy to apply a tax law ordering approach when considering the need for a valuation allowance on net operating losses expected to offset Global Intangible Low-Taxed Income (“GILTI”) inclusions. Under this approach, reductions in cash tax savings are not considered as part of the valuation allowance assessment. Instead, future GILTI inclusions are considered a source of taxable income that support the realizability of deferred tax assets.
It is Howmet’s policy to treat taxes due from future inclusions in United States (“U.S.”) taxable income related to GILTI as a current period expense when incurred.
Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitations has expired or the appropriate taxing authority has completed its examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

Stock-Based Compensation
Stock-Based Compensation. Howmet recognizes compensation expense for employee equity grants using the non-substantive vesting period approach, in which the expense is recognized ratably over the requisite service period based on the grant date fair value. Forfeitures are accounted for as they occur. For restricted stock unit awards, the fair value is equivalent to the closing market price of Howmet’s common stock on the date of grant. The fair value of performance restricted stock unit awards containing a market condition is valued using a Monte Carlo valuation model. Determining the fair value at the grant date requires judgment, including estimates for the average risk-free interest rate, dividend yield, and volatility. These assumptions may differ significantly between grant dates because of changes in the actual results of these inputs that occur over time.

Foreign Currency
Foreign Currency. The local currency is the functional currency for Howmet’s significant operations outside the U.S., except for certain operations in Canada and the United Kingdom (“U.K.”), where the U.S. dollar is used as the functional currency. The determination of the functional currency for Howmet’s operations is made based on the appropriate economic and management indicators.

Derivatives and Hedging
Derivatives and Hedging. Derivatives are held for purposes other than trading and are part of a formally documented risk management program. The Company uses commodity derivative financial instruments to manage its economic risk. For interest rate exposures, we may use interest rate swaps and cross-currency swaps to effect a fixed rate payment and hedge the variability in future payment changes.
The Company records derivative instruments on its consolidated balance sheets at fair value and evaluates hedge effectiveness when electing to apply hedge accounting. When electing to apply hedge accounting, the Company formally documents all derivative hedges at inception and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transaction.
For derivatives and debt instruments that are designated and qualify for hedge accounting, changes in the fair value are recorded in Accumulated other comprehensive income (loss). Derivatives that are designated as cash flow hedges are recorded in Accumulated other comprehensive income (loss) and reclassified to the Consolidated Statements of Operations when the effects of the item being hedged are recognized in the Consolidated Statements of Operations. The remeasurements of debt instruments designated as net investment hedges are recorded in Accumulated other comprehensive income (loss) and will be reclassified to earnings only upon the sale or liquidation of the Company’s hedged net investment. Cash flows from derivatives are recognized in the Statement of Consolidated Cash Flows in a manner consistent with the underlying transactions.

Acquisitions
Acquisitions. Howmet’s business acquisitions are accounted for using the acquisition method. The purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Any excess purchase price over the fair value of the net assets acquired is recorded as goodwill. For all acquisitions, operating results are included in the Statement of Consolidated Operations from the date of the acquisition.

Discontinued Operations and Assets Held for Sale
Discontinued Operations and Assets Held for Sale. For those businesses where management has committed to a plan to divest, each business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. Fair value is estimated using accepted valuation techniques such as a DCF model, valuations performed by third parties, earnings multiples, or indicative bids, when available. A number of significant estimates and assumptions are involved in the application of these techniques, including the forecasting of markets and market share, sales volumes and prices, costs and expenses, and multiple other factors. Management considers historical experience and all available information at the time the estimates are made; however, the fair value that is ultimately realized upon the divestiture of a business may differ from the estimated fair value reflected in the Consolidated Financial Statements. Depreciation and amortization expense is not recorded on assets of a business to be divested once they are classified as held for sale. Businesses to be divested are generally classified in the Consolidated Financial Statements as either discontinued operations or held for sale.
For businesses classified as discontinued operations, the balance sheet amounts and results of operations are reclassified from their historical presentation to assets and liabilities of discontinued operations on the Consolidated Balance Sheet and to discontinued operations in the Statement of Consolidated Operations, respectively, for all periods presented. The gains or losses associated with these divested businesses are recorded in discontinued operations in the Statement of Consolidated Operations. The Statement of Consolidated Cash Flows is not required to be reclassified for discontinued operations for any period. Segment information does not include the assets or operating results of businesses classified as discontinued operations for all periods presented. These businesses are expected to be disposed of within one year.
For businesses classified as held for sale that do not qualify for discontinued operations treatment, the balance sheet and cash flow amounts are reclassified from their historical presentation to assets and liabilities of operations held for sale for all periods presented. The results of operations continue to be reported in continuing operations. The gains or losses associated with these divested businesses are recorded in Restructuring and other charges in the Statement of Consolidated Operations. The segment information includes the assets and operating results of businesses classified as held for sale for all periods presented. In the fourth quarter of 2025, the Company reached an agreement to sell a small U.S. manufacturing plant, subject to regulatory approvals and provided the parties reach agreement regarding customary closing conditions. This business has been reclassified to assets and liabilities of operations held for sale, primarily included in Prepaid expenses and other current assets. No impairment is expected from this divestiture, and the gain will be recorded in Restructuring and other charges in the Statement of Consolidated Operations upon completion of the transaction.

Recently Adopted and Issued Accounting Guidance
Recently Adopted Accounting Guidance.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued guidance to enhance the transparency of income tax disclosures including additional details on the rate reconciliation and taxes paid by jurisdiction. These changes became effective for fiscal years beginning after December 15, 2024. The adoption of this new disclosure, including retrospective changes, is reflected in Note H of the Consolidated Financial Statements.
Recently Issued Accounting Guidance.
In December 2025, the FASB issued guidance to establish the recognition, measurement, and presentation of government grants received by business entities. These changes become effective for fiscal years beginning after December 15, 2028 for interim and annual reporting periods. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.
In September 2025, the FASB issued guidance to simplify the requirements for the capitalization of costs surrounding internally-developed software. These changes become effective for fiscal years beginning after December 15, 2027 for interim and annual reporting periods. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.
In July 2025, the FASB issued guidance to simplify the process of estimating credit losses for current contract assets and accounts receivable. These changes become effective for fiscal years beginning after December 15, 2025 for interim and annual reporting periods. Management has concluded these changes will not have a material impact on the Consolidated Financial Statements.
In November 2024, the FASB issued guidance to improve disclosures about an entity’s expenses including more detailed information about the components of expenses in commonly presented expense captions. These changes become effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact of these changes on the Consolidated Financial Statements.